Finance Liabilities (Analysis of Finance Liabilities on Balance Sheets) (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Finance Liabilities [Abstract]
Finance liabilities, total	$ 128,690	$ 133,337
Finance liabilities, net of deferred financing costs	127,591	132,129
Less: Current finance liabilities, net of deferred financing costs, current	(9,398)	(9,221)
Finance liabilities, excluding current maturities	118,193	122,908
Lessee Lease Description [Line Items]
Less: Deferred financing costs	(5,170)	(6,314)
Finance Liabilities [Member]
Lessee Lease Description [Line Items]
Less: Deferred financing costs	$ (1,099)	$ (1,208)